Note 16 - Current Tax Assets and Liabilities - Summary of Current Tax Assets (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Statement Line Items [Line Items]
V.A.T. credits	$ 76,714	$ 61,552
Prepaid taxes	55,620	79,434
	$ 132,334	$ 140,986